Capital - Summary of Historical Changes in the Share Capital of the Company (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	€ 121,286,000	[1]	€ 129,923,000	[1]	€ 242,849,000
Capital increase by issuance of common shares	71,520
Ending balance	€ 171,563,000		€ 121,286,000	[1]	€ 129,923,000	[1]
Capital increase by incorporation of reserve					11.001
Ending balance	47,028,510
Beginning balance, Nominal value	€ 0.10		€ 0.10		€ 0.10
Ending balance, Nominal value	€ 0.10		€ 0.10		€ 0.10
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	€ 3,016,000	[1]	€ 2,499,000	[1]	€ 2,465,000
Ending balance	€ 4,703,000		€ 3,016,000	[1]	€ 2,499,000	[1]
Beginning balance	30,157,777	[1]	24,990,822	[1]	24,648,828
Ending balance	47,028,510		30,157,777	[1]	24,990,822	[1]
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	€ 539,292,000	[1]	€ 406,709,000	[1]	€ 405,882,000
Ending balance	€ 725,460,000		€ 539,292,000	[1]	€ 406,709,000	[1]
02/03/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
02/03/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					20,000
02/03/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					1,007,000
02/09/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants					€ 2,374,000
05/16/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
05/16/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 4,000
05/16/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 170,700
07/12/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
07/12/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 200
07/12/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 8,300
08/04/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
08/04/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 100
08/04/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					64,600
08/15/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants					€ 53,100
09/14/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
09/14/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 3,600
09/14/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 208,200
09/29/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
09/29/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 100
09/29/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 4,000
09/30/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					€ 0.10
09/30/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					€ 23,100
09/30/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					€ (23,100)
10/02/2017 [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value					€ 0.10
10/02/2017 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 100
10/02/2017 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					€ 4,000
12/15/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					€ 0.10
12/15/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					€ 1,100
12/15/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					€ (1,100)
Share Capital Issued On 1/8/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share Capital Issued On 1/8/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 700
Share Capital Issued On 1/8/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 52,300
Share capital issued on 1/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 1/9/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 5,000
Share capital issued on 1/9/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 252,000
Share capital issued on 1/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 1/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 20,000
Share capital issued on 1/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 1,004,000
Share capital issued on 1/18/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 1/18/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 129,000
Share capital issued on 1/18/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 9,636,000
Share capital issued on 1/30/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 1/30/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 13,000
Share capital issued on 1/30/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 971,000
Share capital issued on 1/31/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 1/31/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 20,000
Share capital issued on 1/31/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 1,494,000
Share capital issued on 2/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 2/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 23.8
Share capital issued on 2/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (23,800)
Share capital issued on 3/13/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 3/13/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 23.8
Share capital issued on 3/13/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (23,800)
Share capital issued on 3/23/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 3/23/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 352,800
Share capital issued on 3/23/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 122,095,500
Share capital issued on 3/26/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 3/26/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 52,900
Share capital issued on 3/26/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 18,314,300
Share capital issued on 4/5/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 4/5/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 1,200
Share capital issued on 4/5/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 91,900
Share capital issued on 4/6/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 4/6/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 5.8
Share capital issued on 4/6/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (5,800)
Share capital issued on 4/6/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 4/6/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 1,400
Share capital issued on 4/6/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 105,600
Share capital issued on 4/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 4/9/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 400
Share capital issued on 4/9/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 26,600
Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 4/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 300
Share capital issued on 4/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 21,200
Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 4/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 300
Share capital issued on 4/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 20,000
Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 4/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 300
Share capital issued on 4/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 46,700
Share capital issued on 6/21/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 6/21/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 19.3
Share capital issued on 6/21/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			(19,300)
Share capital issued on 7/2/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			€ 163,700
Share capital issued on 7/5/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 7/5/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 3,300
Share capital issued on 7/5/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 164,100
Share capital issued on 7/11/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 7/11/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 6,400
Share capital issued on 7/11/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 478,100
Share capital issued on 8/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 8/16/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 1.0
Share capital issued on 8/16/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (1,000)
Share capital issued on 9/1/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 9/1/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.5
Share capital issued on 9/1/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (500)
Share capital issued on 12/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 12/9/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 2.0
Share capital issued on 12/9/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (2,000)
Share capital issued on 9/21/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value			€ 0.10
Share capital issued on 9/21/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			€ 500
Share capital issued on 9/21/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			37,300
Share capital issued on 12/31/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Fees charged to share premium			€ (10,292,600)
Share capital issued on 10/27/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 0.10
Share capital issued on 10/27/2018 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ 1.5
Share capital issued on 10/27/2018 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			€ (1,500)
Share Capital Issued On 4/8/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Share Capital Issued On 4/8/2019 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	€ 6,000,000
Share Capital Issued On 4/8/2019 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	71,520,000
Share Capital Issued On 9/30/2019 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Fees charged to share premium	€ (5,733,400)
Share Capital Issued On 10/4/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	€ 0.10
Share Capital Issued On 10/4/2019 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	€ 1.8
Share Capital Issued On 10/4/2019 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	€ (1.8)
Share Capital Issued On 10/11/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Share Capital Issued On 10/11/2019 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	€ 9,484,000
Share Capital Issued On 10/11/2019 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	€ 113,255,800
Share Capital Issued On 10/15/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve, Nominal value	€ 0.10
Share Capital Issued On 10/15/2019 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	€ 1,369,000
Share Capital Issued On 10/15/2019 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	16,344,700
Share Capital Issued On 12/31/2019 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Fees charged to share premium	€ (9,216,700)
Common Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	30,157.777		24,990.822		24,648.828
Ending balance	47,028.510		30,157.777		24,990.822
Common Shares [member] | 02/03/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					20.010
Common Shares [member] | 05/16/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					40.365
Common Shares [member] | 07/12/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					1.650
Common Shares [member] | 08/04/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					1.200
Common Shares [member] | 09/14/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					35.925
Common Shares [member] | 09/29/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					500
Common Shares [member] | 09/30/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve					230.843
Common Shares [member] | 10/02/2017 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares					500
Common Shares [member] | Share Capital Issued On 1/8/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			7.000
Common Shares [member] | Share capital issued on 1/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			5.010
Common Shares [member] | Share capital issued on 1/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			19.950
Common Shares [member] | Share capital issued on 1/18/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			129.000
Common Shares [member] | Share capital issued on 1/30/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			13.000
Common Shares [member] | Share capital issued on 1/31/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			20.000
Common Shares [member] | Share capital issued on 2/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			238.337
Common Shares [member] | Share capital issued on 3/13/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			238.319
Common Shares [member] | Share capital issued on 3/23/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,527.752
Common Shares [member] | Share capital issued on 3/26/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			529.162
Common Shares [member] | Share capital issued on 4/5/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			12.302
Common Shares [member] | Share capital issued on 4/6/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			57.500
Common Shares [member] | Share capital issued on 4/6/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			14.138
Common Shares [member] | Share capital issued on 4/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3.560
Common Shares [member] | Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2.500
Common Shares [member] | Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2.500
Common Shares [member] | Share capital issued on 4/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2.500
Common Shares [member] | Share capital issued on 6/21/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			193.000
Common Shares [member] | Share capital issued on 7/5/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			32.625
Common Shares [member] | Share capital issued on 7/11/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			64.000
Common Shares [member] | Share capital issued on 8/16/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			10.000
Common Shares [member] | Share capital issued on 9/1/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			5.000
Common Shares [member] | Share capital issued on 12/9/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			19.800
Common Shares [member] | Share capital issued on 9/21/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			5.000
Common Shares [member] | Share capital issued on 10/27/2018 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			15.000
Common Shares [member] | Share Capital Issued On 4/8/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	6,000.000
Common Shares [member] | Share Capital Issued On 10/4/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	18.000
Common Shares [member] | Share Capital Issued On 10/11/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	9,484.066
Common Shares [member] | Share Capital Issued On 10/15/2019 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	1,368.667

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.